15. STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Stock-based compensation expense	$ 243,081
Unamortized stock options expense	122,963
Expected term	2 years
Expected dividends	0.00%
Intrinsic value of outstanding options	6,870,330
Intrinsic value of exercisable options	3,144,095
Minimum [Member]
Discount rate	0.27%
Expected volatility	88.00%
Maximum [Member]
Discount rate	0.41%
Expected volatility	173.00%
2003 Stock Option Plan and 2009 Stock Incentive Plan
Shares of common stock granted	10,205
PEDCOMember
Options to purchase common stock	1,221,667
Options to purchase restricted common stock	551,667
Warrant [Member]
Expected volatility	88.00%
Expected dividends	0.00%
Intrinsic value of outstanding options	1,883,479
Intrinsic value of exercisable options	$ 1,883,479
Warrant [Member] | Minimum [Member]
Discount rate	0.28%
Expected term	2 years
Warrant [Member] | Maximum [Member]
Discount rate	0.43%
Expected term	3 years